Lease (Component of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES [Abstract]
Operating lease expense	$ 3,985	$ 4,858
Short-term lease expense	297	244
Total operating lease expense	$ 4,282	$ 5,102